Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes

The Group’s loss before income taxes consists of:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Non-PRC	(23,273)	99,787	(670,529)	(97,524)
PRC	(3,037,661)	(3,844,284)	(8,311,901)	(1,208,915)
	(3,060,934)	(3,744,497)	(8,982,430)	(1,306,439)

Components of Income Tax Expense/(Benefit)

Income tax expense/(benefit) for the years ended December 31, 2016, 2017 and 2018 consists of:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current income tax expense	12,610	4,649	123,887	18,018
Deferred income tax expense/(benefit)	478	(12,214)	(45,086)	(6,557)
	13,088	(7,565)	78,801	11,461

Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss is as follows:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(765,234)	(936,124)	(2,245,608)	(326,610)
Effect of differing tax rates in different jurisdictions	5,248	(35,888)	172,111	25,033
Non-deductible expenses	69,065	171,784	380,327	55,316
Deemed income	230,891	—	—	—
Research and development super-deduction	(10,746)	(10,746)	(40,466)	(5,886)
Effect of PRC preferential tax rates and tax holiday	179,266	320,114	709,165	103,144
Other adjustments	17,025	10,393	(51,451)	(7,483)
Change in valuation allowance	287,573	472,902	1,154,723	167,947
Income tax expense/(benefit)	13,088	(7,565)	78,801	11,461

Summary of Tax Effects of Temporary Differences to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and others	40,808	39,933	5,808
Bad debt provision	5,110	26,222	3,814
Net operating losses carried forward	512,297	666,887	96,995
Recorded cost relating to capitalized assets	910,153	1,976,584	287,482
Fixed assets depreciation	12,172	14,784	2,150
Valuation allowance	(1,446,445)	(2,620,045)	(381,070)
Deferred tax assets, net	34,095	104,365	15,179
Deferred tax liabilities:
Long-lived assets arising from acquisitions	24,970	176,897	25,729

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets, net	11,380	23,873	3,472
Deferred tax liabilities	2,255	96,405	14,022